Stockholders’ Equity	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity		5. Ordinary shares The authorized number of ordinary shares of the Company is 50,000,000 shares with par value of US$0.001 each. The Company issued one ordinary share as of July 31, 2024 and 2025.
Titan Pharmaceuticals Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity

6.	Stockholders’ Equity

Common Stock

Our common stock outstanding as of December 31, 2025 and December 31, 2024 was 1,000 shares and 914,234 shares, respectively.

Conversion of Series AA Preferred Stock

On May 13, 2025, we received a Notice of Conversion from Sire informing the Company that Sire desired to convert 139,882 shares of its Series AA Convertible Preferred Stock, par value $0.001 per share (the “Series AA Preferred Stock”), into shares of the Company’s common stock. As a result, on May 30, 2025, the Company issued Sire 150,087 shares of common stock. These shares were issued with a standard Rule 144 restrictive legend. The issuance of the shares was exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933.

As previously disclosed in our Current Report on Form 8-K filed with the SEC on September 19, 2023, on September 13, 2023 the Company entered into a Securities Purchase Agreement with Sire, pursuant to which the Company agreed to issue 950,000 shares of Series AA Preferred Stock to Sire at a price of $10.00 per share, for an aggregate purchase price of $9,500,000. Under the Certificate of Designations, Preferences and Rights of Series AA Convertible Preferred Stock of the Company (the “Series AA Certificate of Designations”) filed with the Secretary of State of the State of Delaware on September 13, 2023, each share of Series AA Preferred Stock is convertible, at the holder’s option at any time, into shares of the Company’s common stock at a conversion rate equal to the quotient of (i) the stated value of such share divided by (ii) the initial conversion price of $9.32 (taking into account a 1-for-20 reverse stock split effected on January 9, 2024), subject to specified adjustments as set forth in the Series AA Certificate of Designations. The Series AA Preferred Stock contains limitations that prevent Sire from acquiring the lower of either (i) the maximum percentage of common stock permissible under the rules and regulations of The Nasdaq Stock Market without first obtaining shareholder approval or (ii) 19.99% of the Company’s outstanding common stock.

Conversion of Series B Preferred Stock

On May 13, 2025, we received a Notice of Conversion from Blue Harbor informing the Company that Blue Harbor desired to convert 79,773 shares of its Series B Convertible Preferred Stock, par value $0.001 per share (the “Series B Preferred Stock”), into shares of the Company’s common stock. As a result, on May 30, 2025, the Company issued Blue Harbor 265,913 shares of common stock. These shares were issued with a standard Rule 144 restrictive legend. The issuance of the shares was exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933.

On August 22, 2025, we received a Notice of Conversion from Blue Harbor informing the Company that Blue Harbor desired to convert 20,227 shares of its Series B Convertible Preferred Stock, par value $0.001 per share (the “Series B Preferred Stock”), into shares of the Company’s common stock. As a result, on August 22, 2025, the Company issued Blue Harbor 67,420 shares of common stock. These shares were issued with a standard Rule 144 restrictive legend. The issuance of the shares was exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933.

As previously disclosed in our Current Report on Form 8-K filed with the SEC on April 1, 2025, on March 29, 2025 the Company entered into a Securities Purchase Agreement with Blue Harbor, pursuant to which the Company agreed to issue 100,000 shares of Series B Preferred Stock to Blue Harbor at a price of $10.00 per share, for an aggregate purchase price of $1,000,000. Under the Certificate of Designations, Preferences and Rights of Series B Convertible Preferred Stock of the Company (the “Series B Certificate of Designations”) filed with the Secretary of State of the State of Delaware on March 31, 2025, each share of Series B Preferred Stock is convertible, at the holder’s option at any time, into shares of the Company’s common stock at a conversion rate equal to the quotient of (i) the stated value of such share divided by (ii) the initial conversion price of $3.00, subject to specified adjustments as set forth in the Series B Certificate of Designations. The Series B Preferred Stock contains limitations that prevent Blue Harbor from acquiring the lower of either (i) the maximum percentage of common stock permissible under the rules and regulations of The Nasdaq Stock Market without first obtaining shareholder approval or (ii) 19.99% of the Company’s outstanding common stock.

Reverse Split

On January 8, 2024, pursuant to prior stockholder authorization, our Board effected a reverse split of the outstanding shares of our common stock at a ratio of one share for every twenty shares then outstanding (the “Reverse Split”). Pursuant to their respective terms, the number of shares underlying our outstanding options and warrants was reduced and their respective exercise prices increased by the Reverse Split ratio. The number of shares of common stock authorized and the par value of $0.001 per share did not change as a result of the Reverse Split. All share and per share amounts contained in this Quarterly Report on Form 10-Q give retroactive effect to the Reverse Split.

Choong Choon Hau Note Conversion

In August 2023, we received $500,000 in funding in exchange for the issuance of a convertible promissory note for that principal amount to Choong Choon Hau (the “Hau Promissory Note”). Pursuant to the Hau Promissory Note, the principal amount accrues interest at a rate of 10% per annum and is payable monthly. All principal and accrued interest was due and payable on January 8, 2024, unless extended as provided. All or part of the Hau Promissory Note could be converted into our common stock at a conversion price of $9.32 per share from time to time following the issuance date and ending on the maturity date. In March 2024, the Hau Promissory Note, along with accrued interest of approximately $4,511, was converted into 54,132 shares of our common stock.

Annual Meeting of Stockholders

In June 2025, our stockholders approved an amendment to the 2015 Omnibus Equity Incentive plan to increase the number of authorized shares by an additional 90,000 shares.

As of December 31, 2024, the following warrants to purchase shares of our common stock were outstanding (in thousands, except per share price):

Date Issued	Expiration Date	Exercise Price	Outstanding
08/09/2019	02/09/2025	$642.00	5
01/09/2020	07/09/2025	$150.00	10
10/30/2020	12/01/2025	$60.00	82
01/20/2021	07/20/2026	$71.00	102
02/04/2022	08/04/2027	$22.80	233
			432

Upon the closing of the merger on October 1, 2025, all outstanding warrants were assumed by Black Titan.

Shares Reserved for Future Issuance

As of December 31, 2024, shares of common stock reserved by us for future issuance consisted of the following (in thousands):

Stock options outstanding	79
Shares issuable upon the exercise of warrants	432
511

Upon the closing of the merger on October 1, 2025, all outstanding options and warrants were assumed by Black Titan.

TALENTEC SDN. BHD. [Member]
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity
9.	ORDINARY SHARES

The Group’s authorized share capital is US$ 208,617 (RM580,000) divided into 580,000 ordinary shares with par value of US$0.36 (RM1) each. As of July 31, 2023, the Group had 500,000 shares issued and outstanding. On July 25, 2024, an investor invested in the Company by subscribing for 80,000 ordinary shares for a total consideration of US$800,000. As of July 31, 2024 and 2025, the Group had 580,000 shares issued and outstanding.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)